ACQUISITIONS AND DISPOSALS (Schedule of Assets and Liabilities of Beijing Century Friendship and Bpmc) (Details) ¥ in Thousands, $ in Thousands	Apr. 06, 2017 CNY (¥)	Apr. 06, 2017 USD ($)	Jul. 24, 2015 CNY (¥)
Major line items constituting pretax profit of discontinued operations:
Current assets	¥ 18,035	$ 2,772
Deposite for operating license	109,581	16,842
Other non-current assets	45	7
Current liabilities	(35,152)	(5,403)
Non-controlling interests	(8)	(1)
Net assets disposed	¥ 92,501	$ 14,217
JWYK [Member]
Major line items constituting pretax profit of discontinued operations:
Current assets			¥ 5,335
Property, plant and equipment, net			2,470
Current liabilities			(2,026)
Net assets disposed			¥ 5,779